Note 16 - Segment Information (Tables)	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	Year Ended December 31, 2014
	Banking	Consumer Finance	Total Company
Net interest income	$30,172	$3,308	$33,480
Provision expense	2,645	142	2,787
Noninterest income	8,897	896	9,793
Noninterest expense	26,806	2,487	29,293
Tax expense	2,587	533	3,120
Net income	7,031	1,042	8,073
Assets	764,510	14,158	778,668
	Year Ended December 31, 2013
	Banking	Consumer Finance	Total Company
Net interest income	$29,141	$3,244	$32,385
Provision expense	364	113	477
Noninterest income	7,711	807	8,518
Noninterest expense	26,914	2,461	29,375
Tax expense	2,440	499	2,939
Net income	7,134	978	8,112
Assets	732,905	14,463	747,368
	Year Ended December 31, 2012
	Banking	Consumer Finance	Total Company
Net interest income	$29,445	$3,210	$32,655
Provision expense	1,527	56	1,583
Noninterest income	7,734	749	8,483
Noninterest expense	27,384	2,357	29,741
Tax expense	2,240	522	2,762
Net income	6,028	1,024	7,052
Assets	754,490	14,733	769,223